Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Litigation

On May 30, 2014, a class action lawsuit was commenced in Santa Clara County Superior Court, State of California, on behalf of Cadillac Partners and others similarly situated, naming as defendants, MabVax Therapeutics, the Company and the Company’s directors, Hudson Bay Capital Management LP, Bio IP Ventures LLC, Hudson Bay Master Fund Ltd., and Hudson Bay IP Opportunities Master Fund LP, together the “Parties”. The suit alleged the defendants breached certain fiduciary duties, or aided and abetted a breach of fiduciary duties, in connection with the Company’s Merger with MabVax Therapeutics. The plaintiff sought to enjoin the Merger and obtain damages as well as attorneys’ and expert fees and costs.

On June 29, 2014, the parties entered into a Stipulation and Settlement (the “Settlement”), pursuant to which the Company agreed to file with the SEC certain supplemental disclosures in connection with the Merger. The Settlement was subject to certain confirmatory discovery to be undertaken by the plaintiff and to the Parties’ agreement on the payment of the plaintiff’s attorneys’ fees and expenses.

On July 16, 2014, the Company and all other parties to the litigation entered into an agreement which, if consummated, would settle the litigation (the “Proposed Settlement”). Among many other terms, under the Proposed Settlement the Company and all defendants will receive a broad release of any and all claims pertaining to the Series B Private Placement, the Merger, the prior disclosure and a wide variety of other matters. The Proposed Settlement also calls for the parties to ask the court to, among other things, enter orders enjoining other stockholders from bringing similar actions, certifying the putative settlement class, and approving the Proposed Settlement as a fair, final, and binding resolution of the litigation. Under the Proposed Settlement, the Company and the other defendants have expressly denied the allegations of the complaint and denied engaging in any other misconduct, nor will any of them make any payment or in any respect amend the negotiated terms of the since-consummated Series B Private Placement and Merger. Finally, under the Proposed Settlement, the Company and the other defendants have not agreed to pay any legal fees, or reimburse any expenses, allegedly incurred by the plaintiffs who filed the complaint; instead, the Company expects that counsel for those plaintiffs will present any such disputed claim for legal fees and expenses to the court for resolution.

On April 20, 2015, the Parties made an application for an Order for Notice and Scheduling of Hearing of Settlement in accordance with a Stipulation of Settlement dated as of April 20, 2015 (the “Action”), which sets forth the terms and conditions for settlement and which provides for dismissal of the Action with prejudice.  The Order after Hearing on June 12, 2015, provided preliminary approval of the settlement that was agreed to by the Parties, in which the Company provided supplemental disclosures in the definitive proxy filed with the SEC on June 30, 2014.  Notice of the action as a class action was sent to class members in July 2015.

On September 18, 2015, an Order and Final Judgment was entered by the Superior Court of the State of California, approving the settlement that was agreed upon by both parties and closing the case.  The Company anticipates that there will be no additional future expenses incurred in this action by the Company after the December 31, 2015 balance sheet date which would not be offset by insurance.

Operating Leases

In connection with the Merger, the Company recorded a $590,504 contingent lease termination fee, in connection with the termination by MabVax Therapeutics Holdings (f.k.a. Telik, Inc.) of the master lease and sublease of the Porter Drive Facility, which is payable to ARE-San Francisco No. 24 (“ARE”), if the Company receives $15 million or more in additional financing in the aggregate, but otherwise forgiven.

On September 2, 2015, the Company entered into a lease (the “Lease”) with AGP Sorrento Business Complex, L.P., for certain premises of office and laboratory space in buildings located at 11535 Sorrento Valley Rd., San Diego, California, to serve as the Company’s corporate offices and laboratories (the “New Premises”).  Due to the fact that certain tenant improvements needed to be made to the New Premises before the Company could take occupancy, the term of the Lease did not commence until the New Premises were ready for occupancy, which was on February 4, 2016.  The Lease terminates six years after such term commencement date, unless earlier terminated in accordance with the Lease. Pursuant to the terms of the Lease, the monthly base rent is $35,631, subject to annual increases as set forth in the Lease.

The Company has an option to extend the Lease term for a single, five-year period.  If the Lease term is extended for the optional five-year period, the monthly base rent will be adjusted based on fair market rental value.  In addition to rent, the Company agreed to pay a portion of the taxes and utility, maintenance and other operating costs paid or accrued in connection with the ownership and operation of the property.

The Company previously leased its corporate office and laboratory space under an operating lease that, as amended on August 1, 2010, expired on July 31, 2015. The lease contained an option to cancel at various dates prior to the termination date by paying a cancellation penalty. The Company has provided a refundable security deposit of $11,017 to secure its obligations under the lease, which was included in other long-term assets in the accompanying condensed consolidated financial statements. We recognize rent expense on a straight-line basis over the term the lease. Rent expense of $122,236 and $115,118 was recognized in the years ended December 31, 2015 and 2014, respectively.

The Company recognized rent expense of $87,683 and $33,050 during the quarter ended March 31, 2016 and 2015, respectively.

Minimum future annual operating lease obligations are as follows as of March 31, 2016:

2016 (remaining)	$320,679
2017	439,330
2018	452,510
2019	466,085
2020	480,068
Thereafter	535,776
Total	$2,694,448

Capitalized Leases

On March 21, 2016, the Company entered into a lease agreement with ThermoFisher Scientific (“Lessor”). Under the terms of the agreement, MabVax agreed to lease two pieces of equipment from the Lessor, a liquid chromatography system and an incubator, totaling in cost of $95,656. The term of the lease is five years (60 months) and the monthly lease payment is $1,942. In addition, there is a $1.00 buyout option at the end of the lease term.

As of March 31, 2016, future minimum lease payments due in fiscal years under capitalized leases are as follows:

2016 (remainder of)	$17,480
2017	23,306
2018	23,306
2019	23,306
2020	23,306
2021 and thereafter	5,826
Less interest	(20,874)
Principal	95,656
Less current portion	(16,051)
Noncurrent portion	$79,605

Litigation

On May 30, 2014, a class action lawsuit was commenced in Santa Clara County Superior Court, State of California, on behalf of Cadillac Partners and others similarly situated, naming as defendants, MabVax Therapeutics, the Company and the Company’s directors, Hudson Bay Capital Management LP, Bio IP Ventures LLC, Hudson Bay Master Fund Ltd., and Hudson Bay IP Opportunities Master Fund LP, together the “Parties”. The suit alleged the defendants breached certain fiduciary duties, or aided and abetted a breach of fiduciary duties, in connection with the Company’s Merger with MabVax Therapeutics. In support of their purported claims, the plaintiff alleged, among other things, that the Company’s Board has historically failed to fulfill its fiduciary duty to its stockholders, and claiming with respect to the Series B Private Placement and the Merger, that such transactions involved an inadequate sales process and included preclusive deal protection devices, and that the Company’s Board of Directors would receive personal benefits not available to its public stockholders as a result of the Merger. The plaintiff sought to enjoin the Merger and obtain damages as well as attorneys’ and expert fees and costs.

On June 29, 2014, the parties entered into a Stipulation and Settlement (the “Settlement”), pursuant to which the Company agreed to file with the SEC certain supplemental disclosures in connection with the Merger. The Settlement was subject to certain confirmatory discovery to be undertaken by the plaintiff and to the Parties’ agreement on the payment of the plaintiff’s attorneys’ fees and expenses.

On July 16, 2014, the Company and all other parties to the litigation entered into an agreement which, if consummated, would settle the litigation (the “Proposed Settlement”). Among many other terms, under the Proposed Settlement the Company and all defendants will receive a broad release of any and all claims pertaining to the Series B Private Placement, the Merger, the prior disclosure and a wide variety of other matters. The Proposed Settlement also calls for the parties to ask the court to, among other things, enter orders enjoining other stockholders from bringing similar actions, certifying the putative settlement class, and approving the Proposed Settlement as a fair, final, and binding resolution of the litigation. Under the Proposed Settlement, the Company and the other defendants have expressly denied the allegations of the complaint and denied engaging in any other misconduct, nor will any of them make any payment or in any respect amend the negotiated terms of the since-consummated Series B Private Placement and Merger. Finally, under the Proposed Settlement, the Company and the other defendants have not agreed to pay any legal fees, or reimburse any expenses, allegedly incurred by the plaintiffs who filed the complaint; instead, the Company expects that counsel for those plaintiffs will present any such disputed claim for legal fees and expenses to the court for resolution.

On April 20, 2015, the Parties made an application for an Order for Notice and Scheduling of Hearing of Settlement in accordance with a Stipulation of Settlement dated as of April 20, 2015 (the “Action”), which sets forth the terms and conditions for settlement and which provides for dismissal of the Action with prejudice.  The Order after Hearing on June 12, 2015, provided preliminary approval of the settlement that was agreed to by the Parties, in which the Company provided supplemental disclosures in the definitive proxy filed with the SEC on June 30, 2014.  Notice of the action as a class action was sent to class members in July 2015.

On September 18, 2015, an Order and Final Judgment was entered by the Superior Court of the State of California, approving the settlement that was agreed upon by both parties and closing the case.  The Company anticipates that there will be no additional future expenses incurred in this action by the Company after the December 31, 2015 balance sheet date which would not be offset by insurance.

Operating Leases

In connection with the Merger, the Company recorded a $590,504 contingent lease termination fee, related to the termination of the master lease and sublease of the Porter Drive Facility by MabVax Therapeutics Holdings (f.k.a. Telik, Inc.), which is payable to ARE-San Francisco No. 24 (“ARE”) if the Company receives $15 million or more in additional financing in the aggregate, but otherwise forgiven.

On September 2, 2015, the Company entered into a lease (the “Lease”) with AGP Sorrento Business Complex, L.P., for certain premises of office and laboratory space in buildings located at 11535 Sorrento Valley Rd., San Diego, California, to serve as the Company’s corporate offices and laboratories (the “New Premises”).  Due to the fact that certain tenant improvements needed to be made to the New Premises before the Company could take occupancy, the term of the Lease did not commence until the New Premises were ready for occupancy, on February 4, 2016.  The Lease terminates six years after such term commencement date, unless earlier terminated in accordance with the Lease. Pursuant to the terms of the Lease, the monthly base rent will be $35,631, subject to annual increases as set forth in the Lease.

The Company has an option to extend the Lease term for a single, five-year period.  If the Lease term is extended for the optional five-year period, the monthly base rent will be adjusted based on fair market rental value.  In addition to rent, the Company agreed to pay a portion of the taxes and utility, maintenance and other operating costs paid or accrued in connection with the ownership and operation of the property.

The Company previously leased its corporate office and laboratory space under an operating lease that, as amended on August 1, 2010, expired on July 31, 2015. The lease contained an option to cancel at various dates prior to the termination date by paying a cancellation penalty. The Company has provided a refundable security deposit of $11,017 to secure its obligations under the lease, which was included in other long-term assets in the accompanying consolidated financial statements. We recognize rent expense on a straight-line basis over the term the lease. Rent expense of $122,236 and $115,118 was recognized in the years ended December 31, 2015 and 2014, respectively.

Minimum future annual operating lease obligations are as follows as of December 31, 2015:

2016	$391,941
2017	439,330
2018	452,510
2019	466,085
2020	480,068
Thereafter	535,776
Total	$2,765,710

Restructuring Plan upon Closing of the Merger

In connection with the Merger, the Company signed separation agreements in May 2014 with nine employees and agreed to pay severances and health benefits upon closing of the Merger subject to certain provisions in the agreements. As of December 31, 2015 and 2014, zero and approximately $6,000 in severance and benefits costs remained.